N-2	Jan. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001732078
Amendment Flag	true
Amendment Description	This Post-Effective No. 3 to the Registration Statement on Form N-2 (File Nos. 333-237929 and 811-23328) of Flat Rock Opportunity Fund (as amended, the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing Exhibit (a)(5) to the Registration Statement. No changes have been made to Part A, B or Part C of the Registration Statement, other than Item 25(2) of Part C as set forth below.
Document Type	POS EX
Entity Registrant Name	Flat Rock Opportunity Fund
Entity Address, Address Line One	Corporation Trust Center
Entity Address, Address Line Two	1209 Orange St
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(202)
Local Phone Number	383-0262
No Substantive Changes, 462(c)	true
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	680 S. Cache Street, Suite 100
Entity Address, Address Line Two	P.O. Box 7403
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83001
Contact Personnel Name	Robert K. Grunewald